Leases - Schedule of Future Minimum Lease Payments / Receipts - Finance Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Leases [Line items]
Current	$ 54	$ 91
Future value	1,207
Non-current	735	1,383
Receipts Annual interest	(418)
Estimated lease payments/receivable	789	1,474
Current	25	18
Future value	588
Non-current	204	226
Payments Annual interest	(359)
Estimated lease payments/receivable	229	$ 244
Not later than one year [member]
Disclosure Of Leases [Line items]
Future value	123
Receipts Annual interest	(69)
Estimated lease payments/receivable	54
Future value	52
Payments Annual interest	(27)
Estimated lease payments/receivable	25
Later Than One Year and Not Later Than Five Years [member]
Disclosure Of Leases [Line items]
Future value	481
Receipts Annual interest	(221)
Estimated lease payments/receivable	260
Future value	148
Payments Annual interest	(75)
Estimated lease payments/receivable	73
Later than five years [member]
Disclosure Of Leases [Line items]
Future value	603
Receipts Annual interest	(128)
Estimated lease payments/receivable	475
Future value	388
Payments Annual interest	(257)
Estimated lease payments/receivable	$ 131